Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	5.40%	6.30%
Carrying amount	S/ 102,972	S/ 84,662
Expected credit loss	S/ 5,539	S/ 5,324
Financial assets neither past due nor impaired [Member]
Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	0.00%	0.20%
Carrying amount	S/ 65,314	S/ 68,044
Expected credit loss	S/ 28	S/ 167
Less than one month [Member] | Financial assets neither past due nor impaired [Member]
Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	0.90%	10.80%
Carrying amount	S/ 21,233	S/ 1,943
Expected credit loss	S/ 190	S/ 209
Later than one month and not later than two months [Member] | Financial assets neither past due nor impaired [Member]
Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	1.70%	1.40%
Carrying amount	S/ 6,112	S/ 5,665
Expected credit loss	S/ 105	S/ 79
Later than two months and not later than three months [Member | Financial assets neither past due nor impaired [Member]
Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	3.70%	4.20%
Carrying amount	S/ 3,672	S/ 1,134
Expected credit loss	S/ 136	S/ 48
Later than three months and not later than four months [Member] | Financial assets neither past due nor impaired [Member]
Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate
Carrying amount
Expected credit loss
Later Than Four Months [Member]
Trade and Other Receivables (Details) - Schedule of analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	76.50%	61.20%
Carrying amount	S/ 6,641	S/ 7,876
Expected credit loss	S/ 5,080	S/ 4,821